Investment Strategy	Feb. 17, 2026
Invesco MSCI Treasury Duration Rotation ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund generally will invest at least 80% of its total assets in the components that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, MSCI Inc. (the “Index Provider” or “MSCI”) compiles, maintains and calculates the Underlying Index, which is composed of the constituents of the MSCI U.S. Government Bond Index (the “Parent Index”), an index composed of fixed coupon bonds issued by the U.S. Treasury.
The universe for selection for the Underlying Index is defined by constituents of the Parent Index. Bonds eligible for inclusion in both the Parent Index and Underlying Index are required to have (i) a minimal notional amount outstanding of $2 billion and (ii) a maturity greater than or equal to 1 year (new additions must have a maturity greater than or equal to 1 1/2 years).
The Underlying Index utilizes a rules-based strategy to dynamically shift the weighting of the constituents within the Parent Index based on their maturities, depending on the “economic regime” currently in place, as determined by gross domestic product (“GDP”) growth and inflation expectations. The three possible economic regimes are “risk on,” “neutral” and “risk off.”
To determine which securities within the Parent Index are eligible for inclusion in the Underlying Index in a given economic regime, the Index
Provider shifts allocation of weights across three buckets based on a bond's time to maturity: (i) less than 5 years, (ii) 10 years or more, and (iii) the entire government bond curve. In “risk on” regimes, allocation is restricted to the maturity bucket of 10 years or more; in “neutral” regimes, allocation mirrors the Parent Index and is allocated across the entire curve; in “risk off” regimes, allocation is restricted to the maturity bucket under 5 years.
The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective. In managing the Fund, the Adviser selects component securities that are expected to have, in the aggregate, investment characteristics, risk factors and liquidity measures that are similar to, and therefore are representative of the Underlying Index.
As of December 31, 2025, the Underlying Index was comprised of 151 constituents.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. The U.S. government, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries for this purpose.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. The U.S. government, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries for this purpose.
Invesco U.S. Hybrid Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund generally will invest at least 80% of its total assets in the components that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (the “Index Provider” or “ICE”) compiles, maintains and calculates the Underlying Index, which is designed to track the performance of U.S. dollar denominated hybrid corporate debt publicly issued and settled in the U.S. domestic market. Hybrid corporate bonds are securities that contain features of both bonds and equities. For example, like other bonds, hybrid bonds have periodic coupon payments and a stated maturity; like equity securities, hybrid bonds fall below senior debt in an issuer’s capital structure.
To be eligible for inclusion in the Underlying Index, securities must: (i) be rated AAA through BB2, inclusive, (based on an average of Moody’s Ratings (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings Inc. (“Fitch”)); (ii) have at least 18 months to final maturity at the time of issuance; (iii) have at least one year remaining term to final maturity as of the rebalancing date; (iv) have a fixed coupon schedule; and (v) have a minimum amount outstanding of $250 million per maturity. In addition, qualifying securities must have risk exposure to countries that are members of the foreign exchange G10 currencies (the “FX G10”), Western Europe or territories of the U.S. and Western Europe. The FX G10 includes all Euro (EUR) members, the U.S., Japan, the U.K., Canada, Australia, New Zealand, Switzerland, Norway and Sweden. Original issue zero coupon bonds, Rule 144A securities under the Securities Act of 1933 (“Securities Act”) (with and without registration rights) are included in the Underlying Index. Fixed-to-floating rate securities, which are securities that have an initial term with a fixed dividend rate and following this initial term bear a floating dividend rate, are included in the Underlying Index, provided they are callable within the fixed rate period and are at least one year from the last call prior to the date the bond transitions from a fixed to a floating rate security. Other hybrid capital securities, such as those issues that potentially convert into preference shares, those with both cumulative and non-cumulative coupon deferral provisions, and those with alternative coupon satisfaction mechanisms, are included in the Underlying Index. Underlying Index constituents are market capitalization weighted, provided the total allocation to an individual issuer does not exceed 4.85%.
The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.
As of December 31, 2025, the Underlying Index was comprised of 165 constituents.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.